Subsequent Events (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 02, 2021	Dec. 31, 2019	Oct. 15, 2021
Cash consideration		$ 37,057	$ 76,342
Subsequent Event | FNS
Percentage of interests acquired	100.00%			100.00%
Cash consideration	$ 25,500
Consideration transferred, Equity value	2,000
Maximum additional payment	$ 20,000